Document and Entity Information	6 Months Ended
Mar. 31, 2022
Document Information [Line Items]
Document Type	6-K
Entity Registrant Name	Farmmi, Inc.
Entity Central Index Key	0001701261
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--09-30
Document Fiscal Period Focus	Q2
Document Period End Date	Mar. 31, 2022
Amendment Flag	false